UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Fund, Inc.,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.8%
County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$5,250	$5,234,355
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	2,050	1,858,345
5.00%, 6/01/46	6,450	4,696,761

		6,555,106
Arizona — 5.2%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	2,900	2,430,403
Phoenix IDA Arizona, Refunding RB, America West Airlines, Inc. Project, AMT:
6.25%, 6/01/19	3,000	2,999,760
6.30%, 4/01/23	5,090	5,042,357
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	7,159,885
5.00%, 12/01/37	14,190	13,573,161
Vistancia Community Facilities District Arizona, GO, 5.75%, 7/15/24	2,125	2,182,524

		33,388,090
California — 10.3%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	4,425	4,869,713
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	2,400	2,290,200
Sutter Health, Series B, 6.00%, 8/15/42	6,465	7,256,445
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	3,155	3,574,047
St. Joseph Health System, 5.00%, 7/01/33	2,560	2,563,866
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 7/01/37 (a)	3,465	2,980,662
California Pollution Control Financing Authority, RB (concluded):
Poseidon Resources (Channel Side) LP Desalination, AMT, 5.00%, 11/21/45 (a)	3,855	3,207,668
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	2,510	2,292,985
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	2,385	2,774,995
California Statewide Communities Development Authority, RB, John Muir Health, Series A, 5.13%, 7/01/39	4,375	4,353,038
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities and Services:
5.00%, 5/15/42	845	780,788
5.00%, 5/15/47	735	674,245
City of Los Angeles Department of Airports, Refunding RB, International Airport, Series A, 5.25%, 5/15/39	1,605	1,696,341
San Diego Community College District, GO, Election of 2006, 5.00%, 8/01/43	2,190	2,273,833
State of California, GO:
(AMBAC), 5.00%, 4/01/31	10	10,188
Various Purpose, 6.00%, 3/01/33	5,085	5,800,866
Various Purpose, 6.50%, 4/01/33	14,075	16,471,973
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement Revenue, Asset-Backed, Senior Series A-1, 4.75%, 6/01/25	2,175	2,089,153

		65,961,006
Colorado — 3.0%
City & County of Denver Colorado Airport System, ARB, Series D, AMT (AMBAC), 7.75%, 11/15/13	1,435	1,464,030
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	3,580	3,365,092

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Housing & Finance Authority, Refunding RB, S/F Program, Senior Series D-2, AMT, 6.90%, 4/01/29	$85	$86,113
Colorado State Board of Governors, Refunding RB, State University Enterprise System, Series A, 5.00%, 3/01/43	2,405	2,461,253
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, 8.00%, 6/01/14 (b)	6,850	7,356,968
University of Colorado, RB, Series A:
5.25%, 6/01/30	2,250	2,498,535
5.38%, 6/01/32	1,250	1,384,475
5.38%, 6/01/38	830	907,680

		19,524,146
Connecticut — 1.6%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	2,770	2,792,077
Connecticut State Health & Educational Facility Authority, Refunding RB, Wesleyan University:
5.00%, 7/01/35	2,225	2,307,814
5.00%, 7/01/39	5,000	5,150,000

		10,249,891
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	2,305	2,377,999
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	8,275	7,926,871

		10,304,870
District of Columbia — 3.0%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	4,440	4,371,713
Metropolitan Washington Airports Authority, Refunding RB:
CAB, Second Senior Lien, Series B (AGC), 5.70%, 10/01/31 (c)	8,350	3,007,921
Metropolitan Washington Airports Authority, Refunding RB (concluded):
CAB, Second Senior Lien, Series B (AGC), 5.81%, 10/01/32 (c)	15,000	5,004,450
CAB, Second Senior Lien, Series B (AGC), 5.84%, 10/01/33 (c)	13,410	4,200,682
First Senior Lien, Series A, 5.25%, 10/01/44	2,425	2,475,998

		19,060,764
Florida — 7.8%
Broward County Water & Sewer Utility Revenue, Refunding RB, Series A, 5.25%, 10/01/34	2,155	2,297,704
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/39	6,900	7,201,323
County of Miami-Dade Florida, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	7,530	7,700,027
Hillsborough County IDA, RB, National Gypsum Co. AMT:
Series A, 7.13%, 4/01/30	7,500	7,499,625
Series B, 7.13%, 4/01/30	5,000	4,999,700
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	4,615	5,360,923
Midtown Miami Community Development District, Special Assessment Bonds, Series B, 6.50%, 5/01/37	4,980	5,007,539
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (d)(e)	4,309	1,723,450
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	2,800	2,805,880
Series B, 5.00%, 7/01/42	5,120	5,123,430

		49,719,601
Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,700	1,727,149

2	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax Revenue, Third Indenture, Series A, 5.00%, 7/01/39	$6,945	$7,118,208

		8,845,357
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,760	2,930,596
Idaho — 1.6%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	10,008,500
Illinois — 12.0%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	850,670
Chicago Illinois Board of Education, GO, Unlimited Tax, Series A, 5.50%, 12/01/39	4,280	4,415,248
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	2,130	2,170,129
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien:
Series A, 5.63%, 1/01/35	4,200	4,392,570
Series A, 5.75%, 1/01/39	3,500	3,641,050
Series C, 6.50%, 1/01/41	11,920	14,033,058
City of Chicago Illinois, GO, Project, Series A:
5.00%, 1/01/33	1,625	1,589,380
5.00%, 1/01/34	7,585	7,385,894
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	1,660	1,729,820
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,970	1,971,182
Ascension Health, Series A, 5.00%, 11/15/42	3,575	3,515,333
Central Dupage Health, Series B, 5.50%, 11/01/39	3,235	3,363,365
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	4,720	4,776,357
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 6.18%, 6/15/46 (c)	11,405	1,542,298
CAB, Series B (AGM), 6.19%, 6/15/47 (c)	27,225	3,452,947
Series B (AGM), 5.00%, 6/15/50	6,405	6,334,929
Series B-2, 5.00%, 6/15/50	5,085	4,959,299
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,730	3,034,777
6.00%, 6/01/28	2,335	2,547,812
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,275	1,332,834

		77,038,952
Indiana — 4.8%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	2,305	2,073,532
4.00%, 2/01/38	3,700	3,271,355
Indiana Finance Authority, RB:
First Lien, CWA Authority Project, Series A, 5.25%, 10/01/38	3,200	3,280,896
Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/48	3,015	2,663,632
Private Activity, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	910	814,241
Sisters of St. Francis Health, 5.25%, 11/01/39	1,690	1,720,471
Indiana Finance Authority, Refunding RB, Series A:
Community Health Network Project, 5.00%, 5/01/42	3,840	3,665,203
Parkview Health System, 5.75%, 5/01/31	6,645	7,037,055
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,230	2,505,182
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	805	820,786

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, RB, Series A (concluded):
5.00%, 1/15/40	$2,580	$2,605,103

		30,457,456
Iowa — 2.0%
Iowa Finance Authority, RB, Alcoa, Inc. Project, 4.75%, 8/01/42	1,830	1,483,233
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,950	1,906,437
5.50%, 12/01/22	4,765	4,706,486
5.25%, 12/01/25	940	889,278
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	3,805	4,146,993

		13,132,427
Kansas — 0.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.75%, 11/15/38	4,380	4,821,416
Louisiana — 4.5%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,610	1,702,784
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	9,000	9,449,730
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 1/01/41	1,260	1,267,434
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B, 5.00%, 5/01/45	6,610	6,681,190
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	2,055	2,124,110
5.25%, 5/15/31	1,750	1,754,288
5.25%, 5/15/32	2,240	2,241,366
5.25%, 5/15/33	2,430	2,417,971
5.25%, 5/15/35	1,025	1,004,070

		28,642,943
Maine — 0.8%
Maine Health & Higher Educational Facilities Authority, RB, Series A, 5.00%, 7/01/39	3,140	3,179,941
Maine Turnpike Authority, RB, Series A, 5.00%, 7/01/42	1,790	1,844,470

		5,024,411
Maryland — 2.1%
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,473,855
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	880	941,098
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,690	1,763,211
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51 (f)	8,470	8,469,323
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	500	509,070

		13,156,557
Massachusetts — 2.7%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 7/01/29	3,250	3,611,042
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	3,680	3,822,011
Massachusetts Development Finance Agency, Refunding RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	3,028,480
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,640	3,649,100
Massachusetts School Building Authority, RB, Dedicated Sales Tax Revenue, Senior Series A, 5.00%, 5/15/43	2,880	2,992,810

		17,103,443

4	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 5.0%
City of Detroit Michigan, Refunding RB, Sewage Disposal System Revenue, Senior Lien, Series B (AGM), 7.50%, 7/01/33	$1,835	$1,970,643
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	3,175	2,871,883
5.25%, 7/01/39	2,745	2,506,048
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	6,250	5,704,875
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,795	2,850,201
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health, 5.75%, 11/15/39	6,085	6,255,441
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital:
8.00%, 9/01/29	2,000	2,400,920
8.25%, 9/01/39	6,365	7,684,592

		32,244,603
Minnesota — 0.1%
City of Minneapolis Minnesota, HRB, Gaar Scott Loft Project, AMT, 5.95%, 5/01/30 (g)	815	817,502
Mississippi — 0.0%
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	280	293,205
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combination Lien, Series A, 5.00%, 10/01/44 (f)	510	524,316
Nebraska — 0.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	1,670	1,672,305
5.00%, 9/01/42	925	886,677

		2,558,982
New Jersey — 3.8%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 9/15/29	975	914,404
First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	710	704,980
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	230	214,774
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	2,500	2,694,475
New Jersey State Turnpike Authority, RB, Series A:
5.00%, 1/01/38	1,355	1,382,303
5.00%, 1/01/43	1,835	1,863,956
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 5.88%, 12/15/35 (c)	8,110	2,217,923
Series A, 5.50%, 6/15/41	3,630	3,816,582
Series B, 5.25%, 6/15/36	4,990	5,181,866
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal LLC Project, Series 8, AMT (NPFGC), 6.00%, 12/01/42	1,485	1,642,247
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/38	1,025	1,064,196
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	1,065	1,097,248
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.63%, 6/01/26	1,490	1,284,261

		24,079,215
New York — 5.4%
Dutchess County IDA New York, Refunding RB, St. Francis Hospital, Series A, 7.50%, 3/01/29	2,000	2,028,360
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/34	4,910	4,991,702
Series D, 5.25%, 11/15/40	2,465	2,515,656
New York City IDA, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,250	1,258,975

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	$4,985	$5,141,678
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,480	2,696,008
New York State Dormitory Authority, RB, Series F:
5.00%, 3/15/15 (b)	75	80,611
5.00%, 3/15/35	6,755	6,925,969
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/42	3,590	3,649,020
Oneida County Industrial Development Agency, RB, Hamilton College Civic Facility, 5.00%, 9/15/26	1,990	2,107,768
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	2,625	2,911,650

		34,307,397
North Carolina — 2.3%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	7,350	7,111,713
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	2,805	2,830,217
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	4,994,700

		14,936,630
Ohio — 0.9%
County of Hamilton Ohio, RB, Christ Hospital Project, 5.00%, 6/01/42	3,205	3,072,633
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	2,840	2,795,327

		5,867,960
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	510	531,002
Pennsylvania — 2.1%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 5/01/42	5,250	4,865,438
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,805	3,814,893
National Gypsum Co., Series A, AMT, 6.25%, 11/01/27	2,000	1,893,380
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, 5.00%, 10/01/44	1,890	1,736,305
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,265,898

		13,575,914
Puerto Rico — 2.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, First Sub-Series C, 6.69%, 8/01/38 (c)	23,695	4,572,898
CAB, Series A (AMBAC), 6.76%, 8/01/47 (c)	14,900	1,553,921
CAB, Series C, 6.54%, 8/01/39 (c)	22,915	4,300,000
First Sub-Series C, 5.25%, 8/01/41	9,000	8,078,760

		18,505,579
Rhode Island — 0.5%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 7/15/35	4,190	3,266,482
South Carolina — 1.1%
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,695	6,894,109
Tennessee — 1.2%
Hardeman County Correctional Facilities Corp., RB, 7.75%, 8/01/17	2,030	2,006,472

6	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Metropolitan Government Nashville & Davidson County Health & Educational Facility, Refunding RB, Vanderbilt University, Series D, 3.25%, 10/01/37	$6,520	$5,294,827
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	430	437,559

		7,738,858
Texas — 13.8%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	4,365	4,679,891
Senior Lien, Series A, 5.00%, 1/01/33	205	200,260
Sub-Lien, 5.00%, 1/01/33	725	678,752
Sub-Lien, 5.00%, 1/01/42	645	586,847
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	3,060	3,192,651
City of Houston Texas, RB, Special Facilities, Continental Airlines, Inc., Series E, AMT:
7.38%, 7/01/22	3,500	3,500,035
7.00%, 7/01/29	3,000	3,000,870
City of Houston Texas Airport System, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,371,188
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	5,070	5,212,873
Dallas/Fort Worth International Airport, Refunding RB, Series E, AMT, 5.00%, 11/01/35	3,665	3,508,175
Fort Bend County Industrial Development Corp., RB, NRG Energy, Inc. Project, Series B, 4.75%, 11/01/42	2,995	2,588,219
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	1,000	1,059,140
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	4,320	4,750,618
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 5.98%, 9/01/37 (c)	4,110	994,825
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	12,140	12,970,740
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,365	6,902,652
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare Project, Series A, 5.00%, 8/15/43	730	712,246
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Gas Supply, 5.00%, 12/15/29	1,955	1,901,628
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	7,000	7,949,830
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	6,655	7,456,329
Texas State Turnpike Authority, RB, CAB (AMBAC), 6.07%, 8/15/35 (c)	15,000	4,012,500
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A, 5.00%, 8/15/41	2,445	2,341,919
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	6,240	6,554,621

		88,126,809
Utah — 0.9%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	4,090	4,187,751
University of Utah, RB, General, Series A, 5.00%, 8/01/43	1,280	1,324,826

		5,512,577
Virginia — 2.1%
James City County EDA, Refunding RB, First Mortgage, Williamsburg Lodge, Series A:
5.35%, 9/01/26	1,500	1,446,885
5.50%, 9/01/34	2,000	1,843,020

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OPCO, LLC Project, AMT:
5.25%, 1/01/32	$3,270	$3,078,509
6.00%, 1/01/37	5,905	5,949,228
Winchester Industrial Development Authority, RB, Westminster-Canterbury, Series A, 5.20%, 1/01/27	1,000	1,002,250

		13,319,892
Washington — 0.6%
Vancouver Housing Authority, HRB, Teal Pointe Apartments Project, AMT:
6.00%, 9/01/22	945	930,674
6.20%, 9/01/32	1,250	1,143,025
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	2,055	2,017,722

		4,091,421
Wisconsin — 4.3%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,300	16,268,967
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/33	4,970	5,050,017
WPPI Energy, Refunding RB, Power Supply System, Series A:
5.00%, 7/01/29	765	799,035
5.00%, 7/01/30	970	1,006,840
5.00%, 7/01/31	2,105	2,174,760
5.00%, 7/01/37	2,560	2,571,827

		27,871,446
Wyoming — 1.1%
Sweetwater County Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	6,195	6,603,994
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	595	599,748

		7,203,742
Total Municipal Bonds — 116.1%		743,427,528
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Alabama — 0.7%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit Group, Series C-2, 5.00%, 11/15/36	4,538	4,540,524
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	4,910	5,042,602
California — 8.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	6,581	7,062,959
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	5,310	5,671,823
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	11,960	12,137,815
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,650	4,841,906
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	2,154	2,383,353
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	19,080	19,415,427

		51,513,283
Colorado — 2.6%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	7,490	7,456,145
Series C-7, 5.00%, 9/01/36	4,800	4,773,792
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (i)	4,299	4,633,915

		16,863,852
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,117	9,372,994

8	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, RB, Yale University (concluded):
Series X-3, 4.85%, 7/01/37	$9,266	$9,585,829

		18,958,823
Florida — 1.8%
Miami-Dade County Florida, RB, Water & Sewer System, 5.00%, 10/01/34	11,448	11,795,057
Georgia — 1.0%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	6,526,691
Illinois — 0.9%
City of Chicago Illinois, Refunding RB, Second Lien, 5.00%, 11/01/42	6,030	5,938,404
Massachusetts — 1.5%
Massachusetts School Building Authority, RB, Dedicated Sales Tax Revenue, Senior Series B, 5.00%, 10/15/41	9,200	9,524,852
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	4,048	4,347,149
New York — 6.8%
Hudson New York Yards Infrastructure Corp., RB, Fiscal 2012, Senior Series A, 5.75%, 2/15/47 (i)	3,260	3,460,867
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	3,194	3,478,597
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	21,629	22,474,096
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	13,080	14,162,108

		43,575,668
North Carolina — 3.5%
North Carolina Capital Facilities Finance Agency, Refunding RB:
Duke University Project, Series A, 5.00%, 10/01/41	18,897	19,125,430
Wake Forest University, 5.00%, 1/01/38	3,120	3,244,301

		22,369,731
Ohio — 4.7%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	27,896	30,014,894
South Carolina — 3.0%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC) (b):
5.25%, 12/1/15	7,795	8,641,537
5.25%, 12/1/15	6,920	7,671,512
5.25%, 12/1/15	2,510	2,782,586

		19,095,635
Tennessee — 1.8%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	11,333,517
Texas — 1.1%
Harris County Texas Metropolitan Transit Authority, Refunding RB, Sales & Tax Bonds, Series A, 5.00%, 11/01/41	6,920	7,041,169
Utah — 1.1%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,303	7,303,076
Virginia — 3.7%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	6,637,021
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	10,618	11,166,484
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,105,496

		23,909,001

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	$5,384	$5,614,555
Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39 (i)	11,458	11,704,138
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 49.5%		317,012,621
Total Long-Term Investments (Cost — $1,047,844,503) — 165.6%		1,060,440,149
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	7,713,862	7,713,862
Total Short-Term Securities (Cost — $7,713,862) — 1.2%		7,713,862
Total Investments (Cost — $1,055,558,365*) — 166.8%		1,068,154,011
Other Assets Less Liabilities — 0.4%		2,407,367
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.9%)		(178,936,831)
VRDP Shares, at Liquidation Value — (39.3%)		(251,400,000)

Net Assets Applicable to Common Shares — 100.0%		$640,224,547

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$878,758,581

Gross unrealized appreciation	$41,282,318
Gross unrealized depreciation	(30,777,663)

Net unrealized appreciation	$10,504,655

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Non-income producing security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Royal Bank of Canada	$8,993,639	$93,198

(g)	Variable rate security. Rate shown is as of report date.

(h)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $23,449,980.

10	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Fund, Inc. (MYD)

(j)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	6,265,241	1,448,621	7,713,862	$889

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	CAB	Capital Appreciation Bonds
	EDA	Economic Development Authority
	EDC	Economic Development Corp.
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	NPFGC	National Public Finance Guarantee Corp.
	Radian	Radian Guaranty, Inc.
	RB	Revenue Bonds
	S/F	Single-Family
	SO	Special Obligation

BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013	11

Schedule of Investments (concluded)	BlackRock MuniYield Fund, Inc. (MYD)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,060,440,149	—	$1,060,440,149
Short-Term Securities	$7,713,862	—	—	7,713,862

Total	$7,713,862	$1,060,440,149	—	$1,068,154,011

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(14,135)	—	$(14,135)
TOB trust certificates	—	(178,890,775)	—	(178,890,775)
VRDP Shares	—	(251,400,000)	—	(251,400,000)

Total	—	$(430,304,910)	—	$(430,304,910)

There were no transfers between levels during the period ended July 31, 2013.

12	BLACKROCK MUNIYIELD FUND, INC.	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Fund, Inc.

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: September 24, 2013